Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 356,728	$ 531,681	$ 277,264
Accounts receivables, net	3,024,627	4,500,116	1,798,489
Inventories	163,233	347,531	318,047
Other receivables - disposal of subsidiaries	822,933
Other receivables - other	203,605	231,974	178,128
Advances to suppliers	208,324	389,940	230,484
Total current assets	4,779,450	6,001,242	2,802,412
NON-CURRENT ASSETS
Plant and equipment, net	894,388	585,019	694,431
Operating lease right of use asset	11,604,526	1,835,717
Total non-current assets	12,498,914	2,420,736	694,431
TOTAL ASSETS	17,278,364	8,421,978	3,496,843
CURRENT LIABILITIES
Short-term loan	153,172	353,114	223,502
Accounts payable	1,700,062	3,620,583	884,251
Amount due to related parties	6,448,905	5,429,440	4,204,130
Advances from customers	26,192	18,931	102,673
Accrued expenses and other payables	411,316	230,917	259,837
Operating lease liability current portion	3,922,214	443,543
Total current liabilities	12,661,861	10,096,528	5,674,393
NON-CURRENT LIABILITIES
Operating lease liability	7,682,312	1,392,174
TOTAL LIABILITIES	20,344,173	11,488,702	5,674,393
EQUITY
Common stock ($0.001 par value, 50,000,000 shares authorized, 26,093,004 and 25,346,004 shares issued and outstanding at December 31, 2020 and March 31, 2020 and 2019 respectively)	26,093	25,346	25,346
Additional paid-in capital	3,815,933	61,050	61,050
Retained earnings	(6,804,107)	(3,233,122)	(2,250,770)
Statutory reserve	13,663	23,514	21,779
Accumulated other comprehensive income (loss)	(117,391)	56,488	(34,955)
Total deficit	(3,065,809)	(3,066,724)	(2,177,550)
TOTAL LIABILITIES AND EQUITY	$ 17,278,364	$ 8,421,978	$ 3,496,843